REDEEMABLE EQUITY - Redeemable equity financing (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2019
REDEEMABLE EQUITY
Proceeds from Issuance, net of issuance cost			¥ 1,016,418
Carrying amount				¥ 1,098,639
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning of the year		¥ 1,098,639
Upon Completion of the 2020 Reorganization		(1,098,639)
Compounded interest rate	8.00%		8.00%
Minimum percentage on issuance price and unpaid dividends for no liquidation preference			140.00%
Series A+
REDEEMABLE EQUITY
As percent of equity at issuance date			10.90%
Proceeds from Issuance, net of issuance cost			¥ 75,750
Carrying amount				93,773
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning of the year		93,773
Upon Completion of the 2020 Reorganization		(93,773)
Series B
REDEEMABLE EQUITY
As percent of equity at issuance date			10.90%
Proceeds from Issuance, net of issuance cost			¥ 104,611
Carrying amount				124,645
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning of the year		124,645
Upon Completion of the 2020 Reorganization		(124,645)
Series B+
REDEEMABLE EQUITY
As percent of equity at issuance date			6.00%
Proceeds from Issuance, net of issuance cost			¥ 96,316
Carrying amount				109,525
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning of the year		109,525
Upon Completion of the 2020 Reorganization		(109,525)
Series C-1
REDEEMABLE EQUITY
As percent of equity at issuance date			7.80%
Proceeds from Issuance, net of issuance cost			¥ 261,635
Carrying amount				273,503
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning of the year		273,503
Upon Completion of the 2020 Reorganization		(273,503)
Series C-2
REDEEMABLE EQUITY
As percent of equity at issuance date			7.00%
Proceeds from Issuance, net of issuance cost			¥ 254,052
Carrying amount				265,060
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning of the year		265,060
Upon Completion of the 2020 Reorganization		(265,060)
Series C-3
REDEEMABLE EQUITY
As percent of equity at issuance date			5.80%
Proceeds from Issuance, net of issuance cost			¥ 224,054
Carrying amount				¥ 232,133
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning of the year		232,133
Upon Completion of the 2020 Reorganization		¥ (232,133)